Stock-Based Compensation	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
In April 2017, the Company adopted the 2017 Stock Incentive Plan (the “2017 Plan”), effectively replacing the 2016 Stock Incentive Plan, for which no shares had vested, therefore, resulting in no obligation to the Company. In February 2018, the Board of Directors approved a resolution to amend the 2017 Plan, whereby awards are to be granted for Class A common stock and/or Class B common stock of the Company. The 2017 Plan is intended to qualify as an incentive stock option under the section 422 of Internal Revenue Service code, however certain non-qualified stock options and stock appreciation rights have been awarded under the 2017 Plan.
The 2017 Plan offers total aggregate shares of up to 279,192 shares of Class A common stock and Class B common stock, collectively, on an as-converted to Class A common stock basis. Following the amendment to the 2017 Plan in February 2018, the Company intends to use available shares to grant Class B common stock awards.
Awards could be granted to directors, officers, employees and consultants (collectively referred to as Employees) at the discretion of the Company and under terms and provisions established by the Board of Directors. Under the terms of the 2017 Plan, options may be granted at an exercise price not less than fair value. For employees holding more than 10% of the voting rights of all classes of stock of the Company, the per share exercise price must be at least 110% of fair value of the common stock on the date of grant, as determined by the Board of Directors. The terms of the awards granted may not exceed ten years from the date of grant.
The 2017 Plan awards granted generally vest in tranches with different vesting dates over a period of four years solely based upon continued employment or engagement under a consulting agreement over a specific period of time. Generally, the options granted to newly hired employees vest in equal monthly or quarterly installments over the four-year vesting schedule.
Under the 2017 Plan, the Company has a call option to repurchase awards for cash from the plan participants. upon termination of the participant’s employment or consulting agreement. The Company concludes that it is probable it will exercise its call option prior to the award holder being subject to the risks and rewards of equity ownership. As a result, the Company’s stock-based compensation awards are classified as a liability.
The initial measurement of fair value and subsequent change in fair value are recognized as compensation expense over the requisite service period from grant date to settlement date for all awards that vest with a corresponding adjustment to stock-based compensation liabilities on the Company’s balance sheets. Shares of common stock issued upon settlement of an award continue to be classified as a liability and remeasured to fair value each reporting period until the stockholder bears the risks and rewards of equity ownership for a reasonable period of time, which the Company concludes is a period of at least six months.
In 2018, the Company granted stock appreciation rights (“SAR”) to one employee and one consultant. In 2019 and 2020, the Company did not grant SARs to any employees or consultants. The awards granted vest in tranches with different vesting dates over a period of four years solely based upon continued employment or engagement under consulting agreement and vest in equal quarterly installments over the four-year vesting schedule. The SAR can only be exercised upon a liquidation event as defined in the related SAR agreement, which includes liquidations, mergers, and an initial public offering. The Company concluded that such liquidation events are not probable of occurring and, as such, no expense related to the SAR was recognized by the Company for the years ended December 31, 2020, 2019 and 2018.
At December 31, 2020 and 2019, stock-based compensation liabilities were $132.0 million and $11.8 million, respectively. Stock-based compensation expense is included within the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Cost of services	$13,947	$710	$748
Research and development	26,650	1,281	1,135
Selling and marketing	10,750	650	416
General and administrative	68,884	2,841	3,306
Total stock-based compensation expense	$120,231	$5,482	$5,605
The following summarizes the activity under the 2017 Plan for Class A and Class B common stock options (in thousands, except share and per share amounts):

Class A Common Stock	Shares Available for Grant	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balances at December 31, 2018	–	142,500	18.94	8.57	$ 5,794
Options forfeited and cancelled	14,000	(14,000)	18.94	–	–
Increase in share reserve for issuance of Class B grants	(14,000)	–	–	–	–
Balances at December 31, 2019	–	128,500	18.94	7.58	$9,754
Options forfeited and cancelled	6,500	(6,500)	18.94	–	–
Increase in share reserve for issuance of Class B grants	(6,500)	–	–	–	–
Balances at December 31, 2020	–	122,000	18.94	6.57	$80,565
Options exercisable at December 31, 2020		115,972	18.94	6.56	$76,584
All outstanding stock options for Class A common stock have an exercise price of $18.94.

Class B Common Stock	Shares Available for Grant	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balances at December 31, 2018	3,315,972	2,434,028	$0.20	9.27	$969
Options granted	(3,247,815)	3,247,815	$0.95	–	–
Options forfeited and cancelled	369,000	(369,000)	$0.23	–	–
Increase in share reserve for issuance under the 2017 Plan	7,529,200	–	–	–	–
Increase in share reserve for issuance of Class B grants	1,400,000	–	–	–	–
Balances at December 31, 2019	9,366,357	5,312,843	$0.65	9.09	1,562
Options granted	(9,245,190)	9,245,190	$1.32	–
Options forfeited and cancelled	537,000	(537,000)	$0.86	–
Increase in share reserve for issuance of Class B grants	650,000	–	–	–	–
Options exercised	–	(105,429)	$0.95	–
Balances at December 31, 2020	1,308,167	13,915,604	$1.09	8.91	$79,334
Options exercisable at December 31, 2020		5,615,734	$0.74	8.42	$34,005
As of December 31, 2020, stock options outstanding for Class B common stock consisted of the following:

Exercise Prices	Class B Stock Options Outstanding	Weighted- Average Remaining Contractual Life (years)
$0.1894	1,834,028	7.27
$0.5960	50,000	7.82
$0.9485	9,611,633	8.98
$2.3564	2,419,943	9.89
The aggregate intrinsic value in the tables above calculates the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock for stock options that were in-the-money and represents the value that would have been received by the option holders had all option holders exercised their options on December 31, 2020.
The fair value of each stock option award granted was estimated on the date of grant and remeasured each reporting period using the Black-Scholes option-valuation model based on the following inputs and assumptions:
Expected volatility – Since the Company is privately-held and, therefore, does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of stock option grants. When selecting these comparable companies, the Company considered the enterprise value, risk profiles, position within the industry, and whether there was sufficient historical share price information to meet the expected life of the stock-based awards. Historical volatility was computed using the daily closing prices for the selected companies’ common stock during the equivalent period of the calculated expected term of the stock-based awards.
Expected term – The expected term represents the period that awards are expected to be outstanding. The expected term was determined by the potential timing of a liquidity event since all awards have accelerated vesting features upon a liquidation event and the Company generally does not expect grantees to exercise vested options prior to a liquidation event.
Risk-free interest rate – The risk-free interest rate is based on the U.S. Treasury yield curve in effect for bonds with maturities consistent with the expected holding periods corresponding with the expected term of the option.
Dividend yield – The Company has never paid dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future. Therefore, the Company used an expected dividend yield of zero.
Fair value of common stock –The absence of a public market for the Company’s common stock for the years ended December 31, 2020, 2019 and 2018 required the Company’s Board of Directors to estimate the fair value of its common stock. The Company considered several objective and subjective factors, including the most recently available valuation of the Company’s common stock prepared by an independent third party valuation firm and factors that may have changed from the date of the most recent valuation through the end of the reporting period. In determining the fair value of common stock, the Company considered the valuation of comparable companies, the Company’s operating and financial performance, the lack of liquidity of the Company’s common stock, transactions in the Company’s common stock, general and industry specific economic outlook, amongst other factors.
The estimated fair value of the stock option awards as of December 31, 2020, 2019, and 2018 was estimated using the Black-Scholes option pricing model with the following assumptions:

	2020	2019	2018
Expected volatility	65.80%	60.00%	70.00%
Expected term (in years)	0.50-1.49	3.00–5.00	4.00
Risk-free interest rate	0.10%	1.40%–1.43%	2.68%
Dividend yield	—	—	—
Fair value of Class A common stock	$679.31	$94.85	$59.60
Fair value of Class B common stock	$6.7931	$0.9485	$0.5960
As of December 31, 2020, the fair value associated with the Company’s stock options totaled $160.6 million. The vested portion of this fair value at December 31, 2020 was $80.0 million and $52.0 million for Class A and Class B stock options, respectively, and is included in stock-based compensation liabilities on the Company’s balance sheets. As of December 31, 2020, unrecognized stock-based compensation cost related to the unvested portion of the Company’s stock options were $0.5 million and $28.1 million for Class A and Class B stock options, respectively. The Company expects to recognize the unrecognized compensation cost on a graded-vesting basis over a weighted-average period of 0.3 and 0.9 years for Class A and Class B stock options, respectively. Cash received from stock option exercise for the year ended December 31, 2020 was $0.1 million. No cash was received from stock option exercise for the years ended December 31, 2019 and 2018.
Stock-Based CompensationThe Company adopted the 2017 Stock Incentive Plan (the 2017 Plan) in April of 2017. The 2017 Plan was amended in February 2018, offering total aggregate shares of up to 279,192 shares of Class A common stock and
Class B common stock, collectively, on an as-converted to Class A common stock basis. Following the amendment to the 2017 Plan, the Company intends to use available shares to grant Class B common stock awards.
Under the 2017 Plan, the Company has a call option to repurchase awards for cash from the plan participants upon termination of the participant’s employment or consulting agreement. The Company concludes that it is probable it will exercise its call option prior to the award holder being subject to the risks and rewards of equity ownership. As a result, the Company’s stock-based compensation awards are classified as a liability. Shares of common stock issued upon settlement of an award continue to be classified as a liability and remeasured to fair value each reporting period until the stockholder bears the risks and rewards of equity ownership for a reasonable period of time, which the Company concludes is a period of at least six months.
The Company historically granted stock appreciation rights (“SAR”) to one employee and one consultant. The SAR can only be exercised upon a liquidation event, which the Company concludes is not probable of occurring as of March 31, 2021. As a result, no expense related to the SAR was recognized by the Company during the three months ended March 31, 2021 and 2020. The Company did not grant SARs to any employees or consultants during the three months ended March 31, 2021.
At March 31, 2021 and December 31, 2020, stock-based compensation liabilities were $297.0 million and $132.0 million, respectively. Stock-based compensation expense is included within the condensed statements of operations and comprehensive loss as follows (in thousands):

	Three months ended March 31,
(in thousands)	2021	2020
Cost of services	$19,782	$120
Research and development	38,187	234
Selling and marketing	17,381	126
General and administrative	89,612	335
Total Stock-based compensation expense	$164,962	$815
The following summarizes the activity under the 2017 Plan for Class A and Class B common stock options (in thousands, except share and per share amounts):

(in thousands)
Class A Common Stock	Shares Available for Grant	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balances at December 31, 2020	—	122,000	$18.94	6.57	$80,565
Options forfeited and cancelled	—	—			—
Balances at March 31, 2021	—	122,000	$18.94	6.32	$174,739
Options exercisable at March 31, 2021		117,816	$18.94	6.31	$168,747
All outstanding stock options for Class A common stock have an exercise price of $18.94.

(in thousands)
Class B Common Stock	Shares Available for Grant	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balances at December 31, 2020	1,308,167	13,915,604	$1.09	8.91	$79,334
Option granted	(194,706)	194,706	$2.36		—
Options forfeited and cancelled	1,901,065	(1,901,065)	$1.45		—
Options exercised	—	(499,220)	$0.95		—
Balances at March 31, 2021	3,014,526	11,710,025	$1.06	8.60	$157,455
Options exercisable at March 31, 2021		5,552,271	$0.80	8.18	$76,135
The aggregate intrinsic value in the tables above calculates the difference between the exercise price of the underlying stock options and the fair value of the Company’s common stock for stock options that were in-the-money and represents the value that would have been received by the option holders had all option holders exercised their options on March 31, 2021.
The estimated fair value of the stock option awards as of March 31, 2021 and March 31, 2020, was estimated using the Black-Scholes option pricing model with the following assumptions:

Three Months ended March 31,
(in thousands)	2021	2020
Expected volatility	68.50%- 75.60%	68.30%-73.30%
Expected term (in years)	0.50- 1.75	3.00-5.00
Risk-free interest rate	0.05%- 0.16%	0.29%-0.37%
Dividend yield	0.00%	0.00%
Fair value of Class A common stock	$565.85-$1,549.43	$85.42-$97.58
Fair value of Class B common stock	$5.66-$15.49	$0.85-$0.98
As of March 31, 2021, the fair value associated with the Company’s stock options totaled $340.5 million. The vested portion of this fair value at March 31, 2021 was $174.2 million and $122.8 million for Class A and Class B stock options, respectively, and is included in stock-based compensation liabilities on the Company’s condensed balance sheets. As of March 31, 2021, unrecognized stock-based compensation cost related to the unvested portion of the Company’s stock options were $0.6 million and $42.9 million for Class A and Class B stock options, respectively. The Company expects to recognize the unrecognized compensation cost on a graded-vesting basis over a weighted-average period of 0.3 and 0.9 years for Class A and Class B stock options, respectively. Cash received from stock option exercise for the three months ended March 31, 2021 was $0.4 million. No cash was received from stock option exercise for the three months ended March 31, 2020.